INCOME TAXES (Schedule of Components of Deferred Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Deferred income tax expense (benefit) (excluding decrease in the valuation allowance for deferred tax assets)		(33,558,246)	(5,180,693)	(2,574,290)
Increase/(decrease) in the valuation allowance for deferred tax assets		80,137	(247,081)	(4,502,392)
Deferred income tax expense (benefit)	$ (5,373,607)	(33,478,109)	(5,427,774)	(7,076,682)